American Beacon Advisors, Inc.

220 E. Las Colinas Blvd. Suite 1200

Irving, TX 75039

June 8, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds 1933 Act File No. 33-11387 1940 Act File No. 811-4984

Dear Sir or Madam:

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Crescent Short Duration High Income Fund, and American Beacon SGA Global Growth Fund (the “Funds”), each a series of the American Beacon Funds. The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on May 31, 2016 (Accession Number: 0001133228-16-009970), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan Chief Legal Officer

cc:	Kathy K. Ingber, Esq. K&L Gates LLP

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document